Convertible Redeemable Preferred Shares - Issuances (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended															12 Months Ended
	Dec. 31, 2017 USD ($) item $ / shares shares	Nov. 30, 2017 USD ($) item shares	Jul. 31, 2017 USD ($) $ / shares shares	May 31, 2017 USD ($) $ / shares shares	Apr. 30, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Feb. 28, 2017 USD ($) $ / shares shares	Jan. 31, 2017 installment	Sep. 30, 2016 USD ($) $ / shares shares	Aug. 31, 2016 USD ($) $ / shares shares	Jul. 31, 2016 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	May 31, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 CNY (¥)
Temporary Equity [Line Items]
Number of installments | installment								3
Convertible redeemable preferred shares, per share (in dollars per share) | $ / shares																$ 0.00025
Series A-1
Temporary Equity [Line Items]
Shares issued (in shares) | shares															165,000,000
Share price (in dollars per share) | $ / shares															$ 1.00
Issuance of preferred shares															$ 165,000
Stock issuance costs																$ 301	¥ 1,892
Series A-2
Temporary Equity [Line Items]
Shares issued (in shares) | shares														130,000,000	130,000,000
Share price (in dollars per share) | $ / shares														$ 1.00	$ 1.00
Issuance of preferred shares														$ 130,000	$ 130,000
Stock issuance costs																189	1,177
Series A-3
Temporary Equity [Line Items]
Shares issued (in shares) | shares													24,210,431
Share price (in dollars per share) | $ / shares													$ 1.6522
Issuance of preferred shares													$ 40,000
Stock issuance costs																208	1,296
Series B
Temporary Equity [Line Items]
Shares issued (in shares) | shares							114,867,321		114,867,321	114,867,321	114,867,321	114,867,321
Share price (in dollars per share) | $ / shares							$ 2.751		$ 2.751	$ 2.751	$ 2.751	$ 2.751
Issuance of preferred shares							$ 316,000		$ 316,000	$ 316,000	$ 316,000	$ 316,000
Stock issuance costs																1,782	11,857
Series C
Temporary Equity [Line Items]
Shares issued (in shares) | shares			166,205,830	166,205,830	166,205,830	166,205,830
Share price (in dollars per share) | $ / shares			$ 3.885	$ 3.885	$ 3.885	$ 3.885
Issuance of preferred shares			$ 645,709	$ 645,709	$ 645,709	$ 645,709
Stock issuance costs																1,489	10,039
Series D
Temporary Equity [Line Items]
Shares issued (in shares) | shares	211,156,415	211,156,415
Share price (in dollars per share) | $ / shares	$ 5.353
Issuance of preferred shares	$ 1,130,320	$ 1,130,320
Number of holders | item	1	1
Unpaid value from total consideration	$ 12,000	$ 12,000
Commission incurred	26,000	26,000
Value of commission paid in cash	$ 13,000	$ 13,000
Stock issuance costs																$ 901	¥ 6,033
Percentage of commission paid in cash	50.00%	50.00%
Issuance of shares to pay commission | shares	2,428,588	2,428,588
Percentage of commission paid in shares	50.00%	50.00%